DERIVATIVE CONTRACTS (Schedule of Fair Values of Derivatives Included in Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets		$ 0.8
Derivative contracts, current liabilities	$ 0.8
Not designated as hedging instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative contracts, current liabilities	$ 0.8
Not designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets		$ 0.8
Derivative contracts, current liabilities	$ 0.5
Not designated as hedging instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative contracts, current liabilities	$ 0.3